Credit-related arrangements, repurchase agreements and commitments - Commitments (Details) $ in Thousands	Dec. 31, 2016 USD ($) custodian	Dec. 31, 2015 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Number of custodians | custodian	1
Commitments to extend credit	$ 412,568	$ 390,497
Documentary and commercial letters of credit	1,069	455
Total unfunded commitments to extend credit	$ 413,637	390,952
Custodian
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Right to set-off against securities held, percent of utilised facility	110.00%
Commitments to extend credit	$ 200,000
Custodian | Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 110,300	$ 123,700